Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0001024795
Registrant Name	HELIOS TECHNOLOGIES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES